Derivatives, Hedges, Financial Instruments and Carbon Credits - Reconciliation of Beginning and Ending Balances for Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Assets [Abstract]
Assets, Beginning balance	$ 2,779	$ 1,284	$ 91
Assets, Total net realized and unrealized gains (losses) included in continuing operating results	2,351	3,089	1,233
Assets, Sales	(3,976)	(1,594)	(40)
Assets, Ending balance	1,154	2,779	1,284
Total gains (losses) for the period included in continuing operating results attributed to the change in unrealized gains or losses on assets and liabilities still held at the reporting date	1,143	2,110	1,193
Liabilities, Beginning balance	(2,779)	(1,284)	(91)
Liabilities, Total net realized and unrealized gains (losses) included in continuing operating results	(1,447)	(2,799)	(1,233)
Liabilities, Settlements	3,072	1,304	40
Liabilities, Ending balance	(1,154)	(2,779)	(1,284)
Total net gains (losses) for the period included in continuing operating results attributed to the change in unrealized gains or losses on assets and liabilities still held at the reporting date	$ (1,143)	$ (2,110)	$ (1,193)